Investment in an Affiliate (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investment to Affiliate
Entity	Participation % December 31, 2015
Ocean Rig	40.4%

Financial Information of Affiliate Company, Balance Sheet
December 31, 2015
Current assets	$1,252,169
Non-current assets	6,782,118

Current liabilities	400,207
Non-current liabilities	$4,343,991

Financial Information of Affiliate Company, Income Statement
Year ended December 31, 2015
Revenues	$1,748,200
Net income	$95,339